UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: June 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

BRANDYWINEGLOBAL — DYNAMIC US LARGE CAP VALUE FUND

FORM N-Q

JUNE 30, 2018

BRANDYWINEGLOBAL — DYNAMIC U.S. LARGE CAP VALUE FUND

Schedule of investments (unaudited)	June 30, 2018

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.3%
CONSUMER DISCRETIONARY - 14.5%
Auto Components - 0.2%
Gentex Corp.	10,710	$246,544

Automobiles - 2.7%
Ford Motor Co.	147,840	1,636,589
General Motors Co.	60,384	2,379,129

Total Automobiles		4,015,718

Hotels, Restaurants & Leisure - 1.2%
Hyatt Hotels Corp., Class A Shares	1,750	135,013
Starbucks Corp.	26,392	1,289,249
Wyndham Destination Inc.	9,414	416,758

Total Hotels, Restaurants & Leisure		1,841,020

Household Durables - 0.9%
NVR Inc.	130	386,145	*
PulteGroup Inc.	13,363	384,186
Toll Brothers Inc.	6,040	223,420
Whirlpool Corp.	2,300	336,329

Total Household Durables		1,330,080

Media - 3.6%
Walt Disney Co.	49,685	5,207,485

Multiline Retail - 2.9%
Dollar General Corp.	5,770	568,922
Kohl’s Corp.	8,351	608,788
Target Corp.	39,959	3,041,679

Total Multiline Retail		4,219,389

Specialty Retail - 2.8%
AutoNation Inc.	3,690	179,260	*
Best Buy Co. Inc.	18,027	1,344,454
CarMax Inc.	6,180	450,336	*
Gap Inc.	15,930	515,973
O’Reilly Automotive Inc.	3,539	968,164	*
Tractor Supply Co.	5,232	400,196
Williams-Sonoma Inc.	3,360	206,237

Total Specialty Retail		4,064,620

Textiles, Apparel & Luxury Goods - 0.2%
Carter’s Inc.	2,263	245,287

TOTAL CONSUMER DISCRETIONARY		21,170,143

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — DYNAMIC U.S. LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	SHARES	VALUE
CONSUMER STAPLES - 1.6%
Beverages - 0.6%
Brown-Forman Corp., Class B Shares	16,866	$826,603

Food & Staples Retailing - 0.8%
Kroger Co.	38,502	1,095,382

Food Products - 0.2%
Conagra Brands Inc.	10,170	363,374

TOTAL CONSUMER STAPLES		2,285,359

ENERGY - 5.6%
Oil, Gas & Consumable Fuels - 5.6%
Chevron Corp.	15,583	1,970,159
Exxon Mobil Corp.	27,242	2,253,731
Marathon Petroleum Corp.	20,260	1,421,442
Occidental Petroleum Corp.	4,280	358,150
Phillips 66	19,060	2,140,628

TOTAL ENERGY		8,144,110

FINANCIALS - 33.7%
Banks - 17.2%
BB&T Corp.	30,090	1,517,740
Citigroup Inc.	103,925	6,954,661
Citizens Financial Group Inc.	22,201	863,619
Comerica Inc.	5,690	517,335
Fifth Third Bancorp	42,155	1,209,848
JPMorgan Chase & Co.	67,797	7,064,447
KeyCorp	41,750	815,795
M&T Bank Corp.	3,580	609,137
PNC Financial Services Group Inc.	18,100	2,445,310
Regions Financial Corp.	57,692	1,025,764
SunTrust Banks Inc.	21,785	1,438,246
Synovus Financial Corp.	2,900	153,207
Zions Bancorp	8,661	456,348

Total Banks		25,071,457

Capital Markets - 7.3%
Affiliated Managers Group Inc.	2,080	309,234
Ameriprise Financial Inc.	15,610	2,183,527
BGC Partners, Inc., Class A Shares	11,560	130,859
Goldman Sachs Group Inc.	17,350	3,826,889
Lazard Ltd., Class A Shares	5,760	281,722
Morgan Stanley	84,213	3,991,696

Total Capital Markets		10,723,927

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — DYNAMIC U.S. LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	SHARES	VALUE
Consumer Finance - 5.5%
Ally Financial Inc.	19,470	$511,477
American Express Co.	39,488	3,869,824
Discover Financial Services	34,718	2,444,494
FirstCash, Inc.	950	85,358
Navient Corp.	2,970	38,699
Synchrony Financial	30,910	1,031,776

Total Consumer Finance		7,981,628

Insurance - 3.7%
Allstate Corp.	15,071	1,375,530
FNF Group	12,320	463,478
MetLife Inc.	41,767	1,821,041
Primerica Inc.	2,163	215,435
Prudential Financial Inc.	9,030	844,395
Torchmark Corp.	4,380	356,576
Unum Group	8,520	315,155

Total Insurance		5,391,610

TOTAL FINANCIALS		49,168,622

HEALTH CARE - 18.2%
Biotechnology - 5.7%
AbbVie Inc.	34,090	3,158,439
Amgen Inc.	27,616	5,097,637

Total Biotechnology		8,256,076

Health Care Equipment & Supplies - 2.1%
Baxter International Inc.	41,056	3,031,575

Health Care Providers & Services - 6.5%
Anthem Inc.	10,530	2,506,456
Cigna Corp.	10,720	1,821,864
Express Scripts Holding Co.	43,413	3,351,917	*
Humana Inc.	6,287	1,871,200

Total Health Care Providers & Services		9,551,437

Pharmaceuticals - 3.9%
Pfizer Inc.	157,638	5,719,107

TOTAL HEALTH CARE		26,558,195

INDUSTRIALS - 10.7%
Aerospace & Defense - 0.9%
Harris Corp.	2,692	389,102
Huntington Ingalls Industries Inc.	1,727	374,396
Spirit AeroSystems Holdings Inc., Class A	5,850	502,573

Total Aerospace & Defense		1,266,071

Air Freight & Logistics - 0.1%
Expeditors International of Washington Inc.	2,347	171,566

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — DYNAMIC U.S. LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	SHARES	VALUE
Airlines - 2.5%
Delta Air Lines Inc.	27,070	$1,341,048
JetBlue Airways Corp.	11,540	219,029	*
Southwest Airlines Co.	24,700	1,256,736
United Continental Holdings Inc.	11,350	791,435	*

Total Airlines		3,608,248

Building Products - 0.2%
Fortune Brands Home & Security Inc.	5,390	289,389

Electrical Equipment - 0.2%
Rockwell Automation Inc.	2,319	385,487

Machinery - 0.8%
Allison Transmission Holdings Inc.	6,301	255,127
Cummins Inc.	6,640	883,120

Total Machinery		1,138,247

Professional Services - 0.1%
Manpowergroup Inc.	2,410	207,405

Road & Rail - 5.0%
Kansas City Southern	4,330	458,807
Norfolk Southern Corp.	12,254	1,848,761
Union Pacific Corp.	35,407	5,016,464

Total Road & Rail		7,324,032

Trading Companies & Distributors - 0.9%
WW Grainger Inc.	4,102	1,265,057

TOTAL INDUSTRIALS		15,655,502

INFORMATION TECHNOLOGY - 13.0%
Communications Equipment - 2.9%
Cisco Systems Inc.	91,900	3,954,457
Ubiquiti Networks Inc.	3,170	268,562	*

Total Communications Equipment		4,223,019

Electronic Equipment, Instruments & Components - 0.5%
CDW Corp.	8,493	686,149

Internet Software & Services - 1.0%
eBay Inc.	41,213	1,494,383	*

IT Services - 0.3%
Booz Allen Hamilton Holding Corp.	5,920	258,882
Science Applications International Corp.	1,540	124,632

Total IT Services		383,514

Semiconductors & Semiconductor Equipment - 2.2%
Applied Materials Inc.	42,946	1,983,676
Lam Research Corp.	6,920	1,196,122

Total Semiconductors & Semiconductor Equipment		3,179,798

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — DYNAMIC U.S. LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY		SHARES	VALUE
Software - 0.4%
VMware Inc., Class A Shares		4,050	$595,229	*

Technology Hardware, Storage & Peripherals - 5.7%
Apple Inc.		42,636	7,892,350
Hewlett Packard Enterprise Co.		32,920	480,961

Total Technology Hardware, Storage & Peripherals			8,373,311

TOTAL INFORMATION TECHNOLOGY			18,935,403

MATERIALS - 0.7%
Chemicals - 0.7%
PPG Industries Inc.		9,600	995,808

UTILITIES - 0.3%
Multi-Utilities - 0.3%
CenterPoint Energy Inc.		15,730	435,878

TOTAL COMMON STOCKS (Cost - $132,582,657)			143,349,020

INVESTMENT IN UNDERLYING FUNDS - 1.0%
iShares Trust, iShares Russell 1000 Value ETF (Cost - $1,541,548)		12,210	1,482,050

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $134,124,205)			144,831,070

	RATE
SHORT-TERM INVESTMENTS - 0.7%
JPMorgan U.S. Government Money Market Fund, Institutional Class (Cost - $995,819)	1.803%	995,819	995,819

TOTAL INVESTMENTS - 100.0% (Cost - $135,120,024)			145,826,889
Liabilities in Excess of Other Assets - 0.0%			(33,316)

TOTAL NET ASSETS - 100.0%			$145,793,573

*	Non-income producing security.

Abbreviation used in this schedule:

ETF	— Exchange-Traded Fund

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Dynamic U.S. Large Cap Value Fund (formerly Legg Mason BW Dynamic Large Cap Value Fund) (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/ yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$143,349,020	—	—	$143,349,020
Investment in Underlying Funds	1,482,050	—	—	1,482,050

Total Long-Term Investments	144,831,070	—	—	144,831,070

Short-Term Investments†	995,819	—	—	995,819

Total Investments	$145,826,889	—	—	$145,826,889

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 22, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	August 22, 2018